ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	9 Months Ended
Dec. 31, 2024
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	8. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
	December 31, 2024	March 31, 2024
	($)	($)
Accounts payable	36,914	842,821
Accrued liabilities	348,431	285,987
Total	385,345	1,128,808